Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2014	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000057444
Account Value [Line Items]
Line Graph and Table Measure Name	May-2014	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 33,028	$ 25,766	$ 25,034	$ 25,109	$ 17,895	$ 15,859	$ 15,281	$ 13,359	$ 11,372	$ 11,181